Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
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Cash and cash equivalents
21.	Cash and cash equivalents

Million US dollar	31 December 2019	31 December 2018
Short-term bank deposits	2 236	2 233
Cash and bank accounts	5 002	4 841
Cash and cash equivalents	7 238	7 074
Bank overdrafts	(68)	(114)
	7 169	6 960
The cash outstanding as at 31 December 2019 includes restricted c
a
sh for an amount of 78m US dollar (31 December 2018: 2m US dollar). This restricted cash relates to an outstanding consideration payable to former Anheuser-Busch shareholders that have not yet claimed the proceeds from the 2008 combination (2m US dollar) and amounts deposited on a blocked account in respect to the state aid investigation into the Belgian excess prof
i
t ruling system (76m US dollar) – see also Note 32
Contingencies
.